General (Details) $ in Thousands, liquefiedNaturalGasTon in Millions		6 Months Ended
	Aug. 03, 2026 USD ($)	Jun. 30, 2026 USD ($) vessel	Aug. 12, 2026 USD ($) liquefiedNaturalGasTon	Dec. 31, 2025 USD ($)	Sep. 30, 2024 liquefiedNaturalGasTon
Property, Plant, and Equipment [Line Items]
Pre-operational assets		$ 106,454		$ 46,780
Engineering, procurement and construction agreement, CIMC | Subsequent event
Property, Plant, and Equipment [Line Items]
Tons of liquefied natural gas, capacity | liquefiedNaturalGasTon			3.5
Pre-operational assets			$ 2,450,000
Senior secured revolving credit facility | Revolving credit facility | Line of Credit | Subsequent event
Property, Plant, and Equipment [Line Items]
Maximum borrowing capacity	$ 600,000
2025 convertible bonds and senior unsecured notes
Property, Plant, and Equipment [Line Items]
Debt instrument, face amount				$ 1,100,000
1.2 billion, Gimi facility | Secured debt
Property, Plant, and Equipment [Line Items]
Debt instrument, face amount		$ 1,200,000
FLNG Esperanza | Engineering, procurement and construction agreement, CIMC
Property, Plant, and Equipment [Line Items]
Tons of liquefied natural gas, capacity | liquefiedNaturalGasTon					3.5
Southern Energy S.A., SESA | FLNG Hilli
Property, Plant, and Equipment [Line Items]
FLNG deployment project term		20 years
Southern Energy S.A., SESA | FLNG Esperanza | Subsequent event
Property, Plant, and Equipment [Line Items]
FLNG deployment project term	20 years
CIMC Raffles | FLNG Esperanza
Property, Plant, and Equipment [Line Items]
FLNG deployment project term		20 years
Southern Energy S.A., SESA And San Matias Pipeline S.A., SMP | FLNG Esperanza
Property, Plant, and Equipment [Line Items]
FLNG deployment project term		20 years
FLNG | LNG carrier
Property, Plant, and Equipment [Line Items]
Number of carriers owned and operated | vessel		2